Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 87,884	$ 105,087
Cost of sales	35,869
Gross margin	52,015	105,087
Operating expenses
Selling and marketing expenses	12,503	89,573
General and administrative expenses	510,778	218,169
Loss on sales		320,023
Total Operating expenses	523,281	627,765
Income (Loss) from operation	(471,266)	(522,678)
Other income (expenses):
Other income	7,397
Other expenses	(1,203)	(2,098)
Interest income	4	502
Interest expense	(279,610)	(384,145)
Total other income (expenses)	(273,412)	(385,741)
Income (loss) before tax	(744,678)	(908,419)
Income tax	(1,440)	(342)
Net income (loss)	(746,118)	(908,761)
Other comprehensive income (loss):
Foreign currency translation loss	572,235	(523,228)
Comprehensive income (loss)	$ (173,883)	$ (1,431,989)
Earnings per share
Basic	$ (0.007)	$ (0.012)
Diluted	$ (0.007)	$ (0.012)
Weighted average shares outstanding
Basic	100,000,000	76,301,370
Diluted	100,000,000	76,301,370